Putnam International Value Fund
Fund summary
Goal
Putnam International Value Fund seeks capital growth.
Current income is a secondary objective.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam International Value Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam International Value Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.37%	2.12%	2.12%	1.87%	1.62%	1.12%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam International Value Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	706	715	315	533	165	114
3 years	984	964	664	917	511	356
5 years	1,282	1,339	1,139	1,326	881	617
10 years	2,127	2,261	2,452	2,464	1,922	1,363

Expense Example, No Redemption Putnam International Value Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	215	215
3 years	664	664
5 years	1,139	1,139
10 years	2,261	2,452

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 52%.
Investments
We (Putnam Investment Management, LLC) invest mainly in common stocks of companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in midsize and large companies, although we can invest in companies of any size. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -17.51% Best calendar quarter Q2 2009 24.11% Worst calendar quarter Q4 2008 -23.19%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam International Value Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		1.15%	(1.20%)	1.93%
before taxes Class B	Class B	before taxes		1.50%	(1.10%)	1.76%
before taxes Class C	Class C	before taxes		5.50%	(0.78%)	1.78%
before taxes Class M	Class M	before taxes		3.02%	(1.26%)	1.65%
before taxes Class R	Class R	before taxes		6.97%	(0.30%)	2.28%
before taxes Class Y	Class Y	before taxes		7.57%	0.21%	2.82%
after taxes on distributions Class A	Class A	after taxes on distributions		1.15%	(1.91%)	1.60%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		1.21%	(0.73%)	1.91%
MSCI EAFE Value Index (ND)		MSCI EAFE Value Index (ND)	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	3.25%	1.37%	4.19%

As of July 1, 2011, the MSCI EAFE Value Index (ND) replaced the S&P Developed/Ex-U.S. LargeMidCap Value Index as the primary benchmark for this fund because, in Putnam Investment Management, LLC’s opinion, the MSCI EAFE Value Index (ND) is more widely recognized and provides greater product clarity for shareholders and financial intermediaries who provide ongoing services to shareholders. The average annual total returns of the S&P Developed/Ex-U.S. LargeMidCap Value Index for the one-year, five-year and ten-year periods ending on December 31, 2010 were 10.02%, 3.81% and 5.87%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Putnam Small Cap Growth Fund
Fund summary
Goal
Putnam Small Cap Growth Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Small Cap Growth Fund	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Small Cap Growth Fund		Class A	Class B	Class C	Class M	Class R	Class Y
Share class		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Acquired fund fees and expenses		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses		1.37%	2.12%	2.12%	1.87%	1.62%	1.12%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Small Cap Growth Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	706	715	315	533	165	114
3 years	984	964	664	917	511	356
5 years	1,282	1,339	1,139	1,326	881	617
10 years	2,127	2,003	2,452	2,464	1,922	1,363

Expense Example, No Redemption Putnam Small Cap Growth Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	215	215
3 years	664	664
5 years	1,139	1,139
10 years	2,003	2,452

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 108%.
Investments
We (Putnam Investment Management, LLC) invest mainly in common stocks of small U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We invest mainly in small companies of a size similar to those in the Russell 2000 Growth Index. As of August 31, 2011, the index was composed of companies having market capitalizations of between $44 million and $3.20 billion. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/11 -17.25% Best calendar quarter Q4 2001 34.74% Worst calendar quarter Q3 2001 -29.45%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Small Cap Growth Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		20.76%	(1.20%)	1.84%
before taxes Class B	Class B	before taxes		22.11%	(1.10%)	1.68%
before taxes Class C	Class C	before taxes		26.13%	(0.79%)	1.67%
before taxes Class M	Class M	before taxes		23.03%	(1.22%)	1.58%
before taxes Class R	Class R	before taxes		27.81%	(0.28%)	2.19%
before taxes Class Y	Class Y	before taxes		28.46%	0.23%	2.63%
after taxes on distributions Class A	Class A	after taxes on distributions		20.76%	(1.93%)	1.36%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		13.50%	(1.13%)	1.52%
Russell 2000 Growth Index		Russell 2000 Growth Index	(no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.